Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of accounts receivable concentration of credit risk
	As of December 31,	As of December 31,
	2020	2019
Customer A	19%	15%
Customer B	* %	12%
Customer C	* %	15%
Customer D	24%	* %
Customer E	10%	* %
	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2020		2019		2018
Supplier F	*	%	*	%	61%
Supplier G	*	%	45%		*	%
Supplier H	44%		18%		*	%
Supplier I	28%		*	%	*	%
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2020	2019	2018
Customer J	*	*	13%
Customer K	*	16%	*
Customer E	20%	*	*
Customer L	18%	*	*
Customer D	12%	*	*
Customer M	10%	*	*
Customer N	10%	*	*
Customer O	10%	*	*
*	Less than 10%